Assets held for sale - Rusoro Narrative (Details) $ in Millions				12 Months Ended
	Mar. 04, 2024 USD ($)	Jan. 22, 2024 USD ($)	Jan. 09, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Total equity accounted investees				$ 12.6	$ 10.0
Rusoro Mining Limited
Disclosure of transactions between related parties [line items]
Portion of consideration paid consisting of cash and cash equivalents		$ (62.3)
Profit on disposal of asset held for sale				62.3	$ 0.0
Total equity accounted investees				$ 0.0
Rusoro Mining Limited | Other disposals of assets
Disclosure of transactions between related parties [line items]
Number of common shares sold (in shares) | shares			140,000,001
Portion of consideration paid consisting of cash and cash equivalents			$ (62.3)
Term for agreement payment			18 months
Maximum percentage from aggregated holding common shares			0.50
Percentage in cash from gross proceeds by affiliates			0.15
Contingent consideration, cumulative gross proceeds in respect of purchased shares			$ 210.0
Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of transactions between related parties [line items]
Profit on disposal of asset held for sale	$ 62.3